DIRECT OPERATING COSTS - Schedule of Lists of Direct Costs (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Analysis of income and expense [abstract]
Cost of sales	$ 7,739	$ 4,278	$ 14,915	$ 5,786
Compensation	449	369	903	729
Property taxes, sales taxes and other	12	26	31	32
Total	$ 8,200	$ 4,673	$ 15,849	$ 6,547